Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Line Items]
Technology platform-based income	¥ 15,325,826	¥ 29,218,432	¥ 38,294,317
Net interest income	12,348,357	18,981,376	14,174,231
Guarantee income	4,392,376	7,372,509	4,370,342
Other income	1,143,770	1,238,004	3,875,407
Investment income	1,050,453	1,305,625	1,151,753
Share of net profit/(loss) of investments accounted for using the equity method	(5,416)	(218)	(31,143)
Total income	34,255,366	58,115,728	61,834,907
Total expenses
Sales and marketing expenses	(9,867,488)	(15,756,916)	(17,993,072)
General and administrative expenses	(2,304,835)	(2,830,119)	(3,559,323)
Operation and servicing expenses	(6,118,635)	(6,429,862)	(6,557,595)
Technology and analytics expenses	(1,387,055)	(1,872,454)	(2,083,994)
Credit impairment losses	(12,697,308)	(16,550,465)	(6,643,727)
Asset impairment losses	(31,246)	(427,108)	(1,100,882)
Finance costs	(414,023)	(1,238,992)	(995,515)
Other gains/(losses)—net	210,336	3,459	499,379
Total expenses	(32,610,254)	(45,102,457)	(38,434,729)
Profit before income tax expenses	1,645,112	13,013,271	23,400,178
Less: Income tax expenses	(610,626)	(4,238,232)	(6,691,118)
Net profit for the year	1,034,486	8,775,039	16,709,060
Net profit attributable to:
Owners of the Company	886,865	8,699,369	16,804,380
Non-controlling interests	147,621	75,670	(95,320)
Net profit for the year	1,034,486	8,775,039	16,709,060
Items that may be reclassified to profit or loss
-Exchange differences on translation of foreign operations	(54,409)	(289,599)	66,501
Items that will not be reclassified to profit or loss
Exchange differences on translation of foreign operations to the presentation currency	(410,572)	(1,291,250)	(38,219)
Total comprehensive income for the year	569,505	7,194,190	16,737,342
Total comprehensive income attributable to:
Owners of the Company	421,275	7,118,117	16,832,782
Non-controlling interests	148,230	76,073	(95,440)
Total comprehensive income for the year	¥ 569,505	¥ 7,194,190	¥ 16,737,342
Earnings per share (expressed in RMB per share)
-Basic earnings per ADS	¥ 1.54	¥ 15.2	¥ 28.44
-Diluted earnings per ADS	1.54	15.16	26.76
Ordinary shares [member]
Earnings per share (expressed in RMB per share)
-Basic earnings per share	0.77	7.6	14.22
-Diluted earnings per share	¥ 0.77	¥ 7.58	¥ 13.38